March 2, 2026

Prospectus Supplement

SUPPLEMENT DATED MARCH 2, 2026 to the PROSPECTUSES OF

Morgan Stanley Insight Fund and Morgan Stanley Long Duration Government Opportunities Fund,
dated April 30, 2025, as supplemented
(the "Fund")

Effective February 27, 2026, shares of the E*Trade No Fee Index Funds held in Related Accounts (as defined in each Prospectus) are included for purposes of calculating the Class A share right of accumulation, subject to the requirements set forth in each Prospectus.

Please retain this supplement for future reference.

MSROAPROSPT 2/26